Schedule of Investments (unaudited)	iShares® Global Energy ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.4%
Ampol Ltd.	265,006	$6,531,109
Santos Ltd.	3,624,010	18,843,052
Woodside Energy Group Ltd.	2,124,296	44,857,922
		70,232,083
Austria — 0.2%
OMV AG	159,032	6,977,164

Brazil — 1.1%
Petroleo Brasileiro SA, ADR	2,083,549	33,274,277

Canada — 11.8%
Cameco Corp.	486,868	20,991,486
Canadian Natural Resources Ltd.	1,212,784	79,454,948
Cenovus Energy Inc.	1,493,762	24,891,336
Enbridge Inc.	2,379,156	85,646,384
Imperial Oil Ltd.	179,678	10,235,158
Pembina Pipeline Corp.	616,303	21,218,628
Suncor Energy Inc.	1,449,068	46,423,106
TC Energy Corp.	1,160,905	45,348,057
Tourmaline Oil Corp.	357,433	16,074,437
		350,283,540
Chile — 0.1%
Empresas Copec SA	416,292	3,028,832

Colombia — 0.1%
Ecopetrol SA, ADR	275,279	3,281,326

Finland — 0.6%
Neste OYJ	480,659	17,087,335

France — 5.8%
TotalEnergies SE	2,510,264	170,695,383

Italy — 1.8%
Eni SpA	2,681,659	45,484,654
Tenaris SA, NVS	513,745	8,935,652
		54,420,306
Japan — 1.0%
ENEOS Holdings Inc.	3,384,220	13,422,605
Inpex Corp.	1,145,000	15,322,100
		28,744,705
Norway — 1.5%
Aker BP ASA	345,567	10,037,887
Equinor ASA	1,109,503	35,162,308
		45,200,195
Portugal — 0.3%
Galp Energia SGPS SA	497,186	7,315,434

Spain — 0.7%
Repsol SA	1,433,193	21,259,870

United Kingdom — 12.0%
BP PLC	19,059,255	112,984,553
Shell PLC	7,376,033	241,447,551
		354,432,104
Security	Shares	Value

United States — 58.9%
APA Corp.	342,251	$12,279,966
Baker Hughes Co., Class A	1,126,269	38,495,875
Chevron Corp.	1,964,450	293,017,362
ConocoPhillips	1,328,660	154,217,566
Coterra Energy Inc.	843,961	21,537,885
Devon Energy Corp.	717,531	32,504,154
Diamondback Energy Inc.	200,476	31,089,818
EOG Resources Inc.	652,779	78,953,620
EQT Corp.	458,983	17,744,283
Exxon Mobil Corp.	4,482,183	448,128,656
Halliburton Co.	1,002,003	36,222,409
Hess Corp.	309,278	44,585,517
Kinder Morgan Inc.	2,164,578	38,183,156
Marathon Oil Corp.	653,045	15,777,567
Marathon Petroleum Corp.	424,452	62,971,699
Occidental Petroleum Corp.	738,730	44,109,568
ONEOK Inc.	651,760	45,766,587
Phillips 66	492,693	65,597,146
Pioneer Natural Resources Co.	260,857	58,661,522
Schlumberger NV	1,596,659	83,090,134
Targa Resources Corp.	250,182	21,733,310
Valero Energy Corp.	380,952	49,523,760
Williams Companies Inc. (The)	1,360,828	47,397,639
		1,741,589,199
Total Common Stocks — 98.3%
(Cost: $2,806,996,835)		2,907,821,753

Preferred Stocks

Brazil — 1.3%
Petroleo Brasileiro SA, Preference Shares, ADR	2,570,898	39,283,321

Total Preferred Stocks — 1.3%
(Cost: $40,246,580)		39,283,321
Total Long-Term Investments — 99.6%
(Cost: $2,847,243,415)		2,947,105,074

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(a)(b)	4,430,000	4,430,000

Total Short-Term Securities — 0.2%
(Cost: $4,430,000)		4,430,000

Total Investments — 99.8%
(Cost: $2,851,673,415)		2,951,535,074

Other Assets Less Liabilities — 0.2%		5,997,185

Net Assets — 100.0%		$2,957,532,259

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® Global Energy ETF
December 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—		$(1,774	)(b)	$1,774	$—	$—	—	$6,102	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,710,000	720,000	(b)	—		—	—	4,430,000	4,430,000	154,997		—
						$1,774	$—	$4,430,000		$161,099		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Energy Select Sector Index	94	03/15/24	$8,331	$199,464
FTSE 100 Index	13	03/15/24	1,284	20,819
				$220,283

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,131,457,174	$776,364,579	$—	$2,907,821,753
Preferred Stocks	39,283,321	—	—	39,283,321

Schedule of Investments (unaudited) (continued)	iShares® Global Energy ETF
December 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$4,430,000	$—	$—	$4,430,000
	$2,175,170,495	$776,364,579	$—	$2,951,535,074
Derivative Financial Instruments(a)
Assets
Equity Contracts	$199,464	$20,819	$—	$220,283

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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